Basic and diluted earnings per share (Details) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2020 DKK (kr) EquityInstruments kr / shares shares	Dec. 31, 2019 DKK (kr) EquityInstruments kr / shares shares	Dec. 31, 2018 DKK (kr) EquityInstruments kr / shares shares
Basic and diluted result per share
Net result for the year | kr	kr (846,729)	kr (571,541)	kr 581,278
Net result used in the calculation of basic and diluted earnings/losses per share | kr	kr (846,729)	kr (571,541)	kr 581,278
Weighted average number of ordinary shares | shares	38,433,923	33,866,709	30,754,948
Weighted average number of treasury shares | shares	(64,223)	(64,223)	(64,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share | shares	38,369,700	33,802,486	30,690,725
Weighted average number of ordinary shares used in the calculation of diluted earnings per share | shares	38,369,700	33,802,486	30,696,404
Basic earnings/loss per share(DKK/share) | kr / shares	kr (22.07)	kr (16.91)	kr 18.94
Diluted earnings/loss per share (DKK/share) | kr / shares	kr (22.07)	kr (16.91)	kr 18.94
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	2,019,368	1,709,912	1,853,359
Out of which these are dilutive | shares	0	0	72,000
Out of which these are anti-dilutive | shares	2,019,368	1,709,912	1,781,359
2010 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	0	42,359	218,359
2015 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	1,908,920	1,647,788	1,635,000
2020 employee incentive program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	63,217	0	0
Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	27,466	0	0
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program
Potential ordinary shares excluded or included due to anti-dilutive effect
Total outstanding warrants | EquityInstruments	19,765	19,765	0